Schedule of Investments (unaudited)
February 28, 2023
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 7.5%
AGL Energy Ltd.	227,776	$ 1,055,160
Allkem Ltd.(a)	148,172	1,126,391
AMP Ltd.	32,309	22,427
ANZ Group Holdings Ltd.	104,159	1,722,944
Aristocrat Leisure Ltd.	416,930	10,216,563
BHP Group Ltd.	594,469	17,991,644
Brambles Ltd.	7,545	65,194
Challenger Ltd.	15,227	76,402
Charter Hall Group	29,257	260,604
Commonwealth Bank of Australia	7,077	478,114
CSL Ltd.	33,619	6,689,080
Downer EDI Ltd.	21,821	46,222
Flight Centre Travel Group Ltd.(a)(b)	187,854	2,366,243
Fortescue Metals Group Ltd.	91,447	1,310,429
GPT Group	9,858	31,119
Iluka Resources Ltd.	41,301	287,845
Insurance Australia Group Ltd.	34,164	106,631
Lottery Corp. Ltd.	65,043	226,555
Macquarie Group Ltd.	102,271	12,986,631
Magellan Financial Group Ltd.	6,664	38,200
Medibank Pvt Ltd.	707,306	1,585,403
Mineral Resources Ltd.	7,592	419,296
National Australia Bank Ltd.	29,921	602,258
Northern Star Resources Ltd.	44,642	311,571
Orora Ltd.	10,053	23,803
OZ Minerals Ltd.	116,054	2,181,891
Pro Medicus Ltd.	708	28,943
Qantas Airways Ltd.(a)	251,025	1,079,660
QBE Insurance Group Ltd.	12,143	122,842
REA Group Ltd.	28,499	2,346,741
Rio Tinto PLC	33,242	2,281,218
Rocketboots Ltd.(a)(b)	1,389	126
Scentre Group	142,034	283,678
Sonic Healthcare Ltd.	7,469	161,578
Steadfast Group Ltd.	144,927	567,293
Stockland	99,668	256,740
Telstra Group Ltd.	1,127,330	3,149,748
Treasury Wine Estates Ltd.	23,192	218,133
Westpac Banking Corp.	647,832	9,796,150
WiseTech Global Ltd.	1,481	62,585
Worley Ltd.	445,639	4,530,508
		87,114,563
Austria — 0.6%
ams-OSRAM AG(a)	130,037	1,008,164
ANDRITZ AG	45,754	2,823,402
BAWAG Group AG(c)	13,692	852,275
Raiffeisen Bank International AG(a)	152,869	2,552,219
		7,236,060
Belgium — 1.9%
Ageas SA/NV	39,178	1,768,068
Anheuser-Busch InBev SA/NV	169,871	10,304,140
Groupe Bruxelles Lambert NV	2,199	184,597
KBC Group NV	59,676	4,456,344
Sofina SA	343	85,450
Solvay SA	26,631	3,042,002
UCB SA	21,121	1,815,737
		21,656,338
China — 0.5%
BOC Hong Kong Holdings Ltd.	310,500	1,050,839
Budweiser Brewing Co. APAC Ltd.(c)	111,600	334,644
Security	Shares	Value
China (continued)
ESR Group Ltd.(c)	70,400	$ 119,753
Prosus NV	54,557	3,911,149
Wharf Holdings Ltd.	33,000	73,072
		5,489,457
Denmark — 3.7%
Carlsberg AS, Class B	51,234	7,239,928
Coloplast A/S, Class B	7,058	815,525
Demant A/S(a)	23,107	691,014
Genmab A/S(a)	6,466	2,432,826
H Lundbeck A/S	69,625	294,182
Jyske Bank A/S, Registered Shares(a)	15,375	1,287,821
Novo Nordisk A/S, Class B	154,070	21,763,200
Novozymes A/S, B Shares	95,815	4,614,826
Pandora A/S	6,410	607,179
Tryg A/S	111,761	2,475,894
		42,222,395
Finland — 0.1%
Nordea Bank Abp	63,538	805,168
Sampo Oyj, A Shares	6,334	308,341
Wartsila Oyj Abp	6,737	65,070
		1,178,579
France — 12.4%
Accor SA(a)	6,127	203,351
Aeroports de Paris(a)	221	32,021
Airbus SE	15,601	2,043,272
ALD SA(c)	19	252
Amundi SA(c)	10,278	676,017
Arkema SA	25,634	2,598,753
AXA SA	65,841	2,074,748
BioMerieux	233	22,816
BNP Paribas SA	78,110	5,460,763
Bureau Veritas SA	10,549	301,349
Capgemini SE	33,256	6,236,704
Carrefour SA	214,709	4,244,682
Covivio SA	764	48,930
Danone SA	4,570	256,891
Dassault Aviation SA	3,193	548,911
Dassault Systemes SE	166,311	6,417,978
Edenred	9,910	557,797
Engie SA	442,267	6,454,168
Eurazeo SE	886	59,619
Gecina SA	670	77,083
Hermes International	5,488	9,934,019
Ipsen SA	4,681	534,845
Kering SA	5,919	3,470,435
Klepierre SA	5,793	144,476
L’Oreal SA	26,273	10,385,006
LVMH Moet Hennessy Louis Vuitton SE	19,150	15,919,916
Pernod Ricard SA	26,182	5,461,865
Publicis Groupe SA	4,822	382,805
Rexel SA	198,909	4,944,394
Safran SA	65,262	9,215,091
Sanofi	185,341	17,329,075
Schneider Electric SE	49,935	8,012,427
Société Générale SA	223,321	6,436,015
Teleperformance	11,010	2,858,062
Thales SA	21,316	2,980,060
TotalEnergies SE	33,240	2,051,048
Ubisoft Entertainment SA(a)	119,494	2,619,910
Valeo	1,042	21,647

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Vinci SA	20,627	$ 2,345,452
Wendel SE	359	40,715
		143,403,368
Germany — 10.0%
1&1 AG	921	11,035
adidas AG	26,359	3,936,634
Bayer AG, Registered Shares	38,174	2,266,820
Beiersdorf AG	23,209	2,769,893
Carl Zeiss Meditec AG	2,107	280,853
Daimler Truck Holding AG(a)	145,467	4,607,539
Deutsche Bank AG, Registered Shares	32,259	402,183
Deutsche Post AG, Registered Shares	267,075	11,294,862
Deutsche Telekom AG, Registered Shares	332,561	7,463,690
DWS Group GmbH & Co. KGaA(c)	27,576	896,166
E.ON SE	9,818	107,123
Evonik Industries AG	222,720	4,755,459
Fraport AG Frankfurt Airport Services Worldwide(a)	1,355	73,346
Freenet AG	113,111	2,819,441
HOCHTIEF AG	21,755	1,481,751
Infineon Technologies AG	108,195	3,827,552
K+S AG, Registered Shares	38,518	914,298
Knorr-Bremse AG	1,364	92,704
Mercedes-Benz Group AG	193,398	14,822,558
Nemetschek SE	29,438	1,667,071
Porsche Automobil Holding SE, Preference Shares, NVS	44,926	2,549,946
SAP SE	170,309	19,348,974
Scout24 SE(c)	95,975	5,260,024
Siemens AG, Registered Shares	128,594	19,596,691
Siemens Energy AG(a)	37,999	761,438
Talanx AG	12,573	600,451
TeamViewer AG(a)(c)	5,055	81,490
thyssenkrupp AG	97,314	728,947
Volkswagen AG	410	72,841
Volkswagen AG, Preference Shares, NVS	1,429	194,524
Wacker Chemie AG	9,761	1,529,421
		115,215,725
Hong Kong — 3.2%
AIA Group Ltd.	1,637,200	17,400,190
ASMPT Ltd.	136,800	1,167,231
Bank of East Asia Ltd.	31,800	44,920
CK Asset Holdings Ltd.	169,500	1,063,110
CK Infrastructure Holdings Ltd.	108,000	569,687
Dah Sing Financial Holdings Ltd.	17,600	47,551
Hang Lung Properties Ltd.	77,000	148,508
Henderson Land Development Co. Ltd.	36,000	126,367
Hong Kong Exchanges & Clearing Ltd.	34,800	1,393,833
Hongkong Land Holdings Ltd.	70,100	320,677
Hysan Development Co. Ltd.	67,000	212,213
Jardine Matheson Holdings Ltd.	103,000	5,105,674
Kerry Properties Ltd.	605,000	1,514,879
Link REIT	27,700	182,307
Man Wah Holdings Ltd.	154,400	158,078
New World Development Co. Ltd.	1,132,000	3,081,490
NWS Holdings Ltd.	249,000	219,249
Pacific Basin Shipping Ltd.	198,000	71,879
Power Assets Holdings Ltd.	31,500	168,487
Sino Land Co. Ltd.	362,000	464,211
Sun Hung Kai Properties Ltd.	103,500	1,414,474
Swire Properties Ltd.	951,000	2,502,557
Security	Shares	Value
Hong Kong (continued)
WH Group Ltd.(c)	183,500	$ 106,784
Yue Yuen Industrial Holdings Ltd.	35,500	52,522
		37,536,878
India — 0.0%
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	127,592
Ireland — 0.1%
AIB Group PLC	27,038	115,488
CRH PLC	3,199	150,268
Kingspan Group PLC	15,338	995,560
		1,261,316
Israel — 0.2%
Bank Hapoalim BM	94,980	794,434
Bezeq The Israeli Telecommunication Corp. Ltd.	409,716	567,113
Elbit Systems Ltd.	977	165,421
Israel Discount Bank Ltd., Class A	3,962	18,793
Nice Ltd.(a)	1,352	281,034
Teva Pharmaceutical Industries Ltd.(a)	93,917	932,149
		2,758,944
Italy — 2.3%
A2A SpA	269,848	397,332
Assicurazioni Generali SpA	8,800	174,059
Banca Generali SpA	16,587	573,235
Banca Monte dei Paschi di Siena SpA(a)	73,042	194,764
Buzzi Unicem SpA	91,242	2,098,423
Davide Campari-Milano NV	19,175	214,676
FinecoBank Banca Fineco SpA	46,079	796,267
Hera SpA	9,147	24,344
Intesa Sanpaolo SpA	1,255,753	3,392,146
Italgas SpA	90,420	513,635
Iveco Group NV(a)	40,935	386,431
Mediobanca Banca di Credito Finanziario SpA	201,818	2,153,706
MFE-MediaForEurope NV, Class A	119	52
MFE-MediaForEurope NV, Class B	11	8
Moncler SpA	8,683	529,281
Pirelli & C SpA(c)	208,011	1,059,646
Poste Italiane SpA(c)	188,866	2,036,499
PRADA SpA	22,100	149,579
Recordati Industria Chimica e Farmaceutica SpA	24,260	1,028,783
Reply SpA	1,913	229,579
Saipem SpA(a)	399,789	640,104
Snam SpA	1,472,603	7,234,864
UniCredit SpA	144,743	2,961,231
UnipolSai Assicurazioni SpA	62,232	158,315
		26,946,959
Japan — 19.1%
Acom Co. Ltd.	343,000	843,687
Aeon Co. Ltd.	38,900	725,558
AEON Financial Service Co. Ltd.	5,800	55,062
Alfresa Holdings Corp.	97,900	1,182,311
Amada Co. Ltd.	314,600	2,862,904
Astellas Pharma, Inc.	552,700	7,761,338
Benesse Holdings, Inc.	250,900	3,713,070
Central Japan Railway Co.	19,500	2,189,361
Cosmos Pharmaceutical Corp.	9,400	861,643
Dai-ichi Life Holdings, Inc.	109,800	2,342,508
Daiichi Sankyo Co. Ltd.	67,100	2,113,404
Daito Trust Construction Co. Ltd.	4,900	461,574
Daiwa House Industry Co. Ltd.	101,200	2,335,816
DeNA Co. Ltd.	2,400	30,824

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
DMG Mori Co. Ltd.	130,100	$ 2,092,749
Ebara Corp.	13,200	560,963
Fast Retailing Co. Ltd.	59,900	11,825,209
Fuji Media Holdings, Inc.	58,000	486,733
Hino Motors Ltd.(a)	30,700	124,851
Hitachi Ltd.	51,100	2,586,577
Honda Motor Co. Ltd.	202,200	5,257,843
Horiba Ltd.	13,300	709,120
Hulic Co. Ltd.	34,500	274,576
ITOCHU Corp.	7,900	236,136
Itochu Techno-Solutions Corp.	25,700	571,921
Japan Exchange Group, Inc.	31,800	474,284
Japan Post Bank Co. Ltd.(b)	374,100	3,231,747
Japan Post Holdings Co. Ltd.	29,700	264,009
Japan Tobacco, Inc.	405,300	8,241,938
JGC Holdings Corp.	26,200	337,198
Kakaku.com, Inc.	12,200	181,728
Kamigumi Co. Ltd.	20,800	411,329
Kandenko Co. Ltd.	14,800	97,109
Kao Corp.	15,400	573,680
KDDI Corp.	347,600	10,170,038
Keyence Corp.	2,600	1,123,791
Kinden Corp.	17,700	198,734
Kose Corp.	1,600	180,890
Kubota Corp.	208,800	3,151,579
Lawson, Inc.	193,100	7,594,448
Lion Corp.	176,300	1,901,974
Medipal Holdings Corp.	6,200	81,259
Mitsubishi Corp.	392,200	13,323,455
Mitsubishi Electric Corp.	20,600	231,487
Mitsubishi Estate Co. Ltd.	153,900	1,913,009
Mitsubishi Gas Chemical Co., Inc.	248,400	3,518,970
Mitsubishi Motors Corp.(a)	9,600	37,858
Mitsubishi UFJ Financial Group, Inc.	1,645,600	11,666,470
Mitsui & Co. Ltd.	232,900	6,536,541
Mitsui Chemicals, Inc.	14,200	342,577
Mitsui Fudosan Co. Ltd.	258,600	4,928,562
MS&AD Insurance Group Holdings, Inc.	87,100	2,850,273
NEC Corp.	115,400	4,129,968
Nikon Corp.	36,400	360,530
Nippon Express Holdings, Inc.	11,000	613,636
Nippon Steel Corp.	17,300	386,616
Nippon Telegraph & Telephone Corp.	131,000	3,795,963
Nitto Denko Corp.	37,900	2,281,785
Nomura Holdings, Inc.	59,700	246,042
Nomura Research Institute Ltd.	104,000	2,323,554
Olympus Corp.	70,000	1,179,199
Omron Corp.	77,700	4,171,185
Oracle Corp. Japan	4,200	286,156
Oriental Land Co. Ltd.	5,400	862,299
ORIX Corp.	30,500	546,652
Otsuka Corp.	23,700	798,931
Otsuka Holdings Co. Ltd.	32,000	969,470
Pola Orbis Holdings, Inc.	98,600	1,258,840
Recruit Holdings Co. Ltd.	273,300	7,328,767
Resona Holdings, Inc.	16,300	89,778
Ricoh Co. Ltd.	111,300	864,682
Santen Pharmaceutical Co. Ltd.	221,400	1,690,217
Sega Sammy Holdings, Inc.	36,200	618,883
Shiseido Co. Ltd.	36,800	1,695,655
SMC Corp.	100	50,831
SoftBank Corp.	216,600	2,443,458
Security	Shares	Value
Japan (continued)
SoftBank Group Corp.	91,200	$ 3,688,245
Sohgo Security Services Co. Ltd.	16,800	440,954
Sompo Holdings, Inc.	3,200	137,380
Sony Group Corp.	33,600	2,809,514
Sumitomo Chemical Co. Ltd.	1,146,800	4,018,382
Sumitomo Corp.	181,500	3,093,265
Sumitomo Mitsui Financial Group, Inc.	28,000	1,222,868
Sumitomo Pharma Co. Ltd.	51,300	321,193
Sumitomo Realty & Development Co. Ltd.	8,600	203,030
Sundrug Co. Ltd.	6,800	184,108
Suntory Beverage & Food Ltd.	1,600	56,126
Suzuki Motor Corp.	63,800	2,238,811
T&D Holdings, Inc.	121,400	1,838,507
Taisho Pharmaceutical Holdings Co. Ltd.	1,200	47,308
Takeda Pharmaceutical Co. Ltd.	126,100	3,886,944
Terumo Corp.	58,000	1,559,236
Tokio Marine Holdings, Inc.	29,600	628,427
Tokyo Century Corp.	2,600	86,959
Tokyo Tatemono Co. Ltd.	32,300	395,541
Toshiba Corp.	29,000	897,483
Toyota Motor Corp.	425,500	5,799,385
Trend Micro, Inc.	38,500	1,810,295
Tsuruha Holdings, Inc.	93,600	6,591,660
Yamada Holdings Co. Ltd.	789,100	2,776,060
ZOZO, Inc.	51,500	1,144,622
		220,640,075
Luxembourg — 1.0%
ArcelorMittal SA	382,221	11,470,234
SES SA	9	61
		11,470,295
Macau — 0.0%
Galaxy Entertainment Group Ltd.	23,000	153,126
Wynn Macau Ltd.(a)	173,600	179,535
		332,661
Netherlands — 6.9%
ABN AMRO Bank NV, CVA(c)	92,414	1,630,755
Aegon NV	71,184	370,388
Argenx SE(a)	2,589	942,410
ASML Holding NV	44,734	27,572,095
ASR Nederland NV	118,171	5,378,065
IMCD NV	2,449	387,655
ING Groep NV	92,931	1,300,581
Koninklijke Ahold Delhaize NV	1,100	34,927
Koninklijke Philips NV	595,603	9,724,285
Koninklijke Vopak NV	21,463	684,735
QIAGEN NV(a)	1,367	62,922
Randstad NV	40,950	2,512,702
Shell PLC	749,321	22,695,720
Signify NV(c)	9,027	312,786
Wolters Kluwer NV	56,726	6,567,035
		80,177,061
Norway — 0.9%
Aker BP ASA	14,492	388,962
DNB Bank ASA	239,642	4,782,108
Equinor ASA	130,196	3,985,736
Gjensidige Forsikring ASA	5,190	91,992
Kongsberg Gruppen ASA	5,324	221,243
Nordic Semiconductor ASA(a)	14,777	212,448

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Telenor ASA	49,609	$ 556,259
Var Energi ASA	155,963	442,294
		10,681,042
Poland — 0.0%
InPost SA(a)	4,139	34,252
Portugal — 0.0%
Jeronimo Martins SGPS SA	1,949	40,005
Singapore — 1.4%
ComfortDelGro Corp. Ltd.	118,300	106,227
Jardine Cycle & Carriage Ltd.	271,000	5,974,245
Oversea-Chinese Banking Corp. Ltd.	217,300	2,042,293
Sembcorp Industries Ltd.	20,900	56,261
Singapore Airlines Ltd.	336,200	1,419,459
STMicroelectronics NV	102,205	4,895,784
United Overseas Bank Ltd.	89,000	1,972,742
		16,467,011
South Africa — 0.2%
Anglo American PLC	55,552	1,919,585
Spain — 2.4%
Acciona SA	25,967	4,892,319
Amadeus IT Group SA(a)	41,652	2,619,198
Banco Bilbao Vizcaya Argentaria SA	1,061,206	8,248,793
Banco Santander SA	1,106,720	4,357,608
Bankinter SA	279,623	1,966,949
CaixaBank SA	26,254	112,731
Grifols SA, Class A(a)	61,386	747,822
Iberdrola SA	0	3
Industria de Diseno Textil SA	18,530	570,849
Mapfre SA	444,014	952,586
Merlin Properties Socimi SA	20,756	197,484
Repsol SA	210,133	3,323,221
Telefonica SA	18,918	77,176
		28,066,739
Sweden — 2.9%
Atlas Copco AB, A Shares	254,342	3,019,605
Atlas Copco AB, B Shares	131,988	1,390,428
Elekta AB, B Shares	66,545	519,399
EQT AB	34,466	770,812
Fastighets AB Balder, B Shares(a)	15,471	76,533
Getinge AB, B Shares	12,603	270,879
Industrivarden AB, A Shares	63,973	1,758,460
Industrivarden AB, C Shares	199,593	5,472,171
Investor AB, A Shares	38,251	784,102
Investor AB, B Shares	243,915	4,711,554
L E Lundbergforetagen AB, B Shares	8,238	382,188
Saab AB, Class B	132,247	7,631,984
SKF AB, B Shares	7,621	144,747
Swedish Orphan Biovitrum AB(a)	37,327	859,910
Trelleborg AB, B Shares	23,485	605,315
Volvo AB, B Shares	264,069	5,283,790
		33,681,877
Switzerland — 8.0%
ABB Ltd., Registered Shares	117,257	3,901,970
Chocoladefabriken Lindt & Spruengli AG, NVS	486	5,324,445
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	10	1,107,718
Cie Financiere Richemont SA, Registered Shares	19,025	2,874,608
Credit Suisse Group AG, Registered Shares	30,729	92,638
Flughafen Zurich AG, Registered Shares(a)	1,621	293,452
Security	Shares	Value
Switzerland (continued)
Helvetia Holding AG, Registered Shares	9,543	$ 1,225,673
Julius Baer Group Ltd.	1,611	106,806
Medmix AG(c)	2	39
Nestlé SA, Registered Shares	205,209	23,121,030
Novartis AG, Registered Shares	242,622	20,419,098
Roche Holding AG	3,189	987,891
Roche Holding AG, NVS	21,929	6,322,986
Swatch Group AG	16,342	5,686,935
Swiss Re AG	27,994	2,924,468
Temenos AG, Registered Shares	22,951	1,688,094
UBS Group AG, Registered Shares	737,745	16,035,069
VAT Group AG(c)	350	105,646
		92,218,566
United Kingdom — 12.2%
Ashtead Group PLC	5,000	330,847
AstraZeneca PLC	137,427	17,903,727
Auto Trader Group PLC(c)	103,963	743,552
Aviva PLC	153,858	826,588
Barclays PLC	1,284,624	2,695,897
Beazley PLC	258,930	2,128,845
Bellway PLC	17,527	467,274
BP PLC	2,405,478	15,807,678
British American Tobacco PLC	217,846	8,244,555
BT Group PLC	3,586,584	6,012,756
Centrica PLC	2,352,826	2,969,117
Close Brothers Group PLC	15	183
ConvaTec Group PLC(c)	78,455	211,786
Diageo PLC	199,079	8,448,210
Direct Line Insurance Group PLC	219,470	475,120
Dunelm Group PLC	24	363
easyJet PLC(a)	107,579	626,321
Experian PLC	158,764	5,352,591
GSK PLC	859,474	14,723,581
Hargreaves Lansdown PLC	12,874	128,276
HSBC Holdings PLC	821,792	6,294,966
IG Group Holdings PLC	50,796	490,369
IMI PLC	34,631	647,539
Intertek Group PLC	141,306	7,092,498
Lloyds Banking Group PLC	8,810,221	5,563,929
London Stock Exchange Group PLC	1,509	134,636
Man Group PLC	12,781	40,818
Melrose Industries PLC	623,055	1,122,018
Pearson PLC	2,556	28,274
Reckitt Benckiser Group PLC	21,498	1,491,639
RELX PLC	99,007	2,985,605
Rightmove PLC	224,694	1,512,201
Sage Group PLC	10,630	95,778
Segro PLC	5,212	51,479
Smiths Group PLC	149,870	3,178,149
Spectris PLC	39,267	1,664,369
Spirax-Sarco Engineering PLC	5,580	783,662
SSE PLC	181,039	3,788,959
Standard Chartered PLC	234,818	2,221,896
Tesco PLC	918,777	2,814,570
TORM PLC, Class A	14,381	510,612
Travis Perkins PLC	8,082	97,729
Tritax Big Box REIT PLC	32,141	57,745
Unilever PLC	170,291	8,478,366
Vodafone Group PLC	1,559,451	1,867,247
		141,112,320
Total Common Stocks — 97.5% (Cost: $1,004,482,814)		1,128,989,663

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — —%
Germany — 0.0%
FUCHS PETROLUB SE, NVS	8,693	$ 348,246
Total Preferred Securities — 0.0% (Cost: $281,909)		348,246
Rights
Hong Kong — 0.0%
Link REIT(a)	10,300	9,710
Total Rights — 0.0% (Cost: $ —)		9,710
Total Long-Term Investments — 97.5% (Cost: $1,004,764,723)		1,129,347,619
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(f)(g)	22,477,543	22,477,543
SL Liquidity Series, LLC, Money Market Series, 4.75%(f)(g)(h)	3,525,188	3,526,246
Total Short-Term Securities — 2.2% (Cost: $26,003,005)		26,003,789
Total Investments — 99.7% (Cost: $1,030,767,728)		1,155,351,408
Other Assets Less Liabilities — 0.3%		3,042,559
Net Assets — 100.0%		$ 1,158,393,967
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $127,592, representing 0.0% of its net assets as of period end, and an original cost of $804,375.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 20,534,364	$ 1,943,179(a)	$ —	$ —	$ —	$ 22,477,543	22,477,543	$ 453,474	$ —
SL Liquidity Series, LLC, Money Market Series	6,246,194	—	(2,720,837)(a)	986	(97)	3,526,246	3,525,188	17,519(b)	—
				$ 986	$ (97)	$ 26,003,789		$ 470,993	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage International Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	218	03/17/23	$ 22,308	$ 80,635
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 116,257	$ 86,998,306	$ —	$ 87,114,563
Austria	—	7,236,060	—	7,236,060
Belgium	—	21,656,338	—	21,656,338
China	—	5,489,457	—	5,489,457
Denmark	—	42,222,395	—	42,222,395
Finland	—	1,178,579	—	1,178,579
France	—	143,403,368	—	143,403,368
Germany	—	115,215,725	—	115,215,725
Hong Kong	—	37,536,878	—	37,536,878
India	—	—	127,592	127,592
Ireland	—	1,261,316	—	1,261,316
Israel	—	2,758,944	—	2,758,944
Italy	—	26,946,959	—	26,946,959
Japan	180,890	220,459,185	—	220,640,075
Luxembourg	—	11,470,295	—	11,470,295
Macau	153,126	179,535	—	332,661
Netherlands	—	80,177,061	—	80,177,061
Norway	—	10,681,042	—	10,681,042
Poland	—	34,252	—	34,252
Portugal	—	40,005	—	40,005
Singapore	—	16,467,011	—	16,467,011

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage International Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
South Africa	$ —	$ 1,919,585	$ —	$ 1,919,585
Spain	—	28,066,739	—	28,066,739
Sweden	—	33,681,877	—	33,681,877
Switzerland	—	92,218,566	—	92,218,566
United Kingdom	546	141,111,774	—	141,112,320
Preferred Securities	—	348,246	—	348,246
Rights	—	9,710	—	9,710
Short-Term Securities
Money Market Funds	22,477,543	—	—	22,477,543
	$ 22,928,362	$ 1,128,769,208	$ 127,592	1,151,825,162
Investments valued at NAV(a)				3,526,246
				$ 1,155,351,408
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 80,635	$ —	$ —	$ 80,635
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust